Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 10. Selected Quarterly Financial Data (Unaudited)

The following is a summary of our unaudited quarterly results of operations for 2012 and 2011.  Reclassifications have been made to the previously reported results to reflect two properties classified as discontinued operations as described in Note 4:

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$49,997	$49,808	$53,593	$55,850
Net income	13,059	11,954	11,756	13,191
Net income per common share	0.28	0.25	0.25	0.25
Common distributions declared	0.42	0.42	0.42	0.43

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$38,579	$41,451	$45,243	$51,106
Net income	10,254	10,932	11,563	13,248
Net income per common share	0.25	0.27	0.26	0.28
Common distributions declared	0.41	0.42	0.42	0.42

Amounts previously reported have been adjusted as follows:

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2012	$50,455	$50,273	$54,083	$56,265
Total revenues reclassified as discontinued operations during the first quarter of 2013	(458)	(465)	(490)	(415)
Total revenues restated	$49,997	$49,808	$53,593	$55,850

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2011	$39,228	$42,107	$45,889	$51,726
Total revenues reclassified as discontinued operations during the first quarter of 2013	(649)	(656)	(646)	(620)
Total revenues restated	$38,579	$41,451	$45,243	$51,106